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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

       Van Eck Worldwide Insurance Trust - Worldwide Absolute Return Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 3/31/05
                         ---------

ITEM 1. SCHEDULE OF INVESTMENTS

WORLDWIDE ABSOLUTE RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES                                             VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE/DEFENSE: 1.5%
                                                285 General Dynamics Corp.                                     $30,509
                                                259 L-3 Communications Holdings, Inc.                           18,394
                                                510 Northrop Grumman Corp.                                      27,530
                                                309 Raytheon Co.                                                11,958
                                                                                                           ------------
                                                                                                                 88,391
                                                                                                           ------------

AGRICULTURE: 0.9%
                                              2,094 Archer-Daniels Midland Co.                                   51,471
                                                                                                           ------------
AIRLINES: 0.0%
                                                355 Delta Air Lines, Inc. +                                       1,438
                                                                                                           ------------
APPAREL: 0.2%
                                                241 Liz Claiborne, Inc.                                           9,671
                                                                                                           ------------
AUTO MANUFACTURERS: 1.0%
                                              1,122 Ford Motor Co.                                               12,712
                                              1,068 Navistar International Corp. +                               38,875
                                                125 PACCAR, Inc.                                                  9,049
                                                                                                           ------------
                                                                                                                 60,636
                                                                                                           ------------

AUTO PARTS & EQUIPMENT: 0.7%
                                                277 Johnson Controls, Inc.                                       15,446
                                              1,745 The Goodyear Tire & Rubber Co. +                             23,296
                                                                                                           ------------
                                                                                                                 38,742
                                                                                                           ------------

BANKS: 2.2%
                                                606 Bank of America Corp.                                        26,725
                                              1,000 First Horizon National Corp.                                 40,790
                                                460 National City Corp.                                          15,410
                                                 71 PNC Financial Services Group, Inc.                            3,655
                                                827 Wachovia Corp.                                               42,103
                                                                                                           ------------
                                                                                                                128,683
                                                                                                           ------------

BEVERAGES: 0.7%
                                              1,573 The Pepsi Bottling Group, Inc.                               43,808
                                                                                                           ------------
CHEMICALS: 4.9%
                                              1,670 Eastman Chemical Co.                                         98,530
                                              2,677 Hercules, Inc. +                                             38,763
                                                577 PPG Industries, Inc.                                         41,267
                                              1,774 The Dow Chemical Co.                                         88,434
                                                558 The Sherwin-Williams Co.                                     24,546
                                                                                                           ------------
                                                                                                                291,540
                                                                                                           ------------

COMMERCIAL SERVICES: 2.0%
                                                650 Convergys Corp. +                                             9,705
                                              2,000 Equifax, Inc.                                                61,380
                                                179 H&R Block, Inc.                                               9,054
                                                517 McKesson Corp.                                               19,517
                                                398 Robert Half International, Inc.                              10,730
                                                344 R.R. Donnelley & Sons Co.                                    10,877
                                                                                                           ------------
                                                                                                                121,263
                                                                                                           ------------

COMPUTERS: 2.1%
                                                887 Affiliated Computer Services, Inc. (Class A) +               47,224
                                                570 Dell, Inc. +                                                 21,899
                                                240 Hewlett-Packard Co.                                           5,266
                                                253 Lexmark International, Inc. (Class A) +                      20,232
                                                517 Sungard Data Systems, Inc. +                                 17,837
                                              1,694 Unisys Corp. +                                               11,960
                                                                                                           ------------
                                                                                                                124,418
                                                                                                           ------------

COSMETICS/PERSONAL CARE: 0.1%
                                                100 Avon Products, Inc.                                           4,294
                                                                                                           ------------

DIVERSIFIED FINANCIAL SERVICES: 2.6%
                                              1,833 Countrywide Financial Corp.                                  59,499
                                              1,324 Federated Investors, Inc. (Class B)                          37,482
                                                964 Providian Financial Corp. +                                  16,542
                                                415 The Bear Stearns Companies, Inc.                             41,459
                                                                                                           ------------
                                                                                                                154,982
                                                                                                           ------------

ELECTRIC: 3.8%
                                              2,146 AES Corp. +                                                  35,151
                                                785 Allegheny Energy, Inc. +                                     16,218
                                              4,604 CenterPoint Energy, Inc.                                     55,386
                                              2,874 CMS Energy Corp. +                                           37,477
                                                600 Constellation Energy Group                                   31,020
                                                545 Edison International                                         18,922
                                                350 IMS Health, Inc.                                              8,537
                                                261 TXU Corp.                                                    20,783
                                                                                                           ------------
                                                                                                                223,494
                                                                                                           ------------

ELECTRONICS: 0.3%
                                                412 Agilent Technologies, Inc. +                                  9,146
                                                934 Sanmina-SCI Corp. +                                           4,875
                                                463 Solectron Corp. +                                             1,607
                                                105 Waters Corp. +                                                3,758
                                                                                                           ------------
                                                                                                                 19,386
                                                                                                           ------------


                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES                                             VALUE
-----------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL: 0.2%
                                              1,742 Allied Waste Industries, Inc. +                              12,734
                                                                                                           ------------

FOOD: 1.2%
                                              1,886 Sara Lee Corp.                                               41,794
                                                809 SUPERVALU, Inc.                                              26,980
                                                                                                           ------------
                                                                                                                 68,774
                                                                                                           ------------

FOREST PRODUCTS & PAPER: 1.2%
                                              1,361 Georgia-Pacific Corp.                                        48,302
                                                 85 MeadWestvaco Corp.                                            2,705
                                                550 Plum Creek Timber Co., Inc.                                  19,635
                                                                                                           ------------
                                                                                                                 70,642
                                                                                                           ------------

HEALTHCARE - PRODUCTS: 1.3%
                                                388 Becton, Dickinson & Co.                                      22,667
                                                122 C.R. Bard, Inc.                                               8,306
                                                657 Johnson & Johnson                                            44,124
                                                                                                           ------------
                                                                                                                 75,097
                                                                                                           ------------

HEALTHCARE - SERVICES: 0.2%
                                                366 Humana, Inc. +                                               11,690
                                                                                                           ------------

HOME BUILDERS: 0.5%
                                                563 Centex Corp.                                                 32,243
                                                                                                           ------------

HOME FURNISHINGS: 0.2%
                                                750 Maytag Corp.                                                 10,478
                                                                                                           ------------

INSURANCE: 0.9%
                                                933 ACE Ltd.                                                     38,505
                                                142 CIGNA Corp.                                                  12,681
                                                                                                           ------------
                                                                                                                 51,186
                                                                                                           ------------

IRON/STEEL: 0.1%
                                                 80 United States Steel Corp.                                     4,068
                                                                                                           ------------

LEISURE TIME: 0.8%
                                                389 Brunswick Corp.                                              18,225
                                                540 Carnival Corp.                                               27,977
                                                                                                           ------------
                                                                                                                 46,202
                                                                                                           ------------

MACHINERY - CONSTRUCTION & MINING: 0.2%
                                                100 Caterpillar, Inc.                                             9,144
                                                                                                           ------------

MACHINERY - DIVERSIFIED: 0.7%
                                                582 Cummins, Inc.                                                40,944
                                                                                                           ------------

MEDIA: 2.1%
                                                466 Comcast Corp. (Class A) +                                    15,741
                                                 87 Meredith Corp.                                                4,067
                                              3,066 The Walt Disney Co.                                          88,086
                                                951 Time Warner, Inc. +                                          16,690
                                                                                                           ------------
                                                                                                                124,584
                                                                                                           ------------

MISCELLANEOUS MANUFACTURERS: 1.7%
                                                570 Daneher Corp.                                                30,444
                                                631 Eaton Corp.                                                  41,267
                                                336 Parker-Hannifin Corp.                                        20,469
                                                273 Tyco International Ltd.                                       9,227
                                                                                                           ------------
                                                                                                                101,407
                                                                                                           ------------

OFFICE/BUSINESS EQUIPMENT: 0.1%
                                                505 Xerox Corp. +                                                 7,651
                                                                                                           ------------

OIL & GAS: 4.2%
                                                 17 Amerada Hess Corp.                                            1,636
                                                679 Chevron Corp.                                                39,592
                                                878 ConocoPhillips                                               94,684
                                                 78 Exxon Mobil Corp.                                             4,649
                                                549 Occidental Petroleum Corp.                                   39,072
                                                245 Sunoco, Inc.                                                 25,362
                                                570 Valero Energy Corp.                                          41,764
                                                                                                           ------------
                                                                                                                246,759
                                                                                                           ------------

OIL & GAS SERVICES: 1.1%
                                              1,470 Baker Hughes, Inc.                                           65,400
                                                 33 BJ Services Co.                                               1,712
                                                                                                           ------------
                                                                                                                 67,112
                                                                                                           ------------

PACKAGING & CONTAINERS: 0.6%
                                              1,559 Pactiv Corp. +                                               36,403
                                                                                                           ------------

PHARMACEUTICALS: 1.6%
                                                946 AmerisourceBergen Corp.                                      54,196
                                                589 Cardinal Health, Inc.                                        32,866
                                                 45 Forest Laboratories, Inc. +                                   1,663
                                                 66 Gilead Sciences, Inc. +                                       2,363
                                                103 Hospira, Inc. +                                               3,324
                                                                                                           ------------
                                                                                                                 94,412
                                                                                                           ------------

REITS: 1.3%
                                              1,022 Apartment Investment & Management Co. (Class A)              38,018
                                                678 Simon Property Group, Inc.                                   41,073
                                                                                                           ------------
                                                                                                                 79,091
                                                                                                           ------------

RETAIL: 3.3%
                                                140 AutoNation, Inc. +                                            2,652
                                                724 AutoZone, Inc. +                                             62,047
                                              1,197 Darden Restaurants, Inc.                                     36,724
                                                502 J.C. Penney Co., Inc. (Holding Company)                      26,064
                                                738 Office Depot, Inc. +                                         16,369
                                                149 RadioShack Corp.                                              3,651
                                                102 The Home Depot, Inc.                                          3,900
                                                846 Yum! Brands, Inc.                                            43,831
                                                                                                           ------------
                                                                                                                195,238
                                                                                                           ------------


                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES                                             VALUE
-----------------------------------------------------------------------------------------------------------------------

SAVINGS & LOANS: 0.7%
                                              1,076 Washington Mutual, Inc.                                      42,502
                                                                                                           ------------

SEMICONDUCTORS: 1.7%
                                                461 Advanced Micro Devices, Inc. +                                7,431
                                              1,216 Freescale Semiconductor, Inc. +                              20,976
                                                 70 Intel Corp.                                                   1,626
                                              3,382 Micron Technology, Inc. +                                    34,970
                                                845 National Semiconductor Corp.                                 17,415
                                                637 NVIDIA Corp. +                                               15,135
                                                192 Texas Instruments, Inc.                                       4,894
                                                                                                           ------------
                                                                                                                102,447
                                                                                                           ------------

SOFTWARE: 0.6%
                                                400 Autodesk, Inc.                                               11,904
                                                353 Intuit, Inc. +                                               15,451
                                              1,873 Parametric Technology Corp. +                                10,470
                                                                                                           ------------
                                                                                                                 37,825
                                                                                                           ------------

TELECOMMUNICATIONS: 0.8%
                                              1,544 AT&T Corp.                                                   28,950
                                              3,504 Lucent Technologies, Inc. +                                   9,636
                                                553 Motorola, Inc.                                                8,278
                                                 62 Nextel Communications, Inc. +                                 1,762
                                                                                                           ------------
                                                                                                                 48,626
                                                                                                           ------------

TRANSPORTATION: 1.1%
                                              1,837 Norfolk Southern Corp.                                       68,061
                                                                                                           ------------

TOTAL COMMON STOCKS: 51.4%
(Cost: $ 2,778,419)                                                                                           3,047,537
                                                                                                           ------------

NON-CONVERTIBLIE PREFERRED STOCKS:

INSURANCE: 1.5%
                                              1,500 Reinsurance Group of America, Inc.                           86,813
                                                                                                           ------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS: 1.5%
(Cost: $ 82,600)                                                                                                 86,813
                                                                                                           ------------

CONVERTIBLE PREFERRED STOCKS:

DIVERSIFIED FINANCIAL SERVICES: 1.6%
                                            100,000 Fannie Mae                                                   93,962
                                                                                                           ------------
SAVINGS & LOANS: 1.5%
                                              1,900 Sovereign Capital Trust                                      90,013
                                                                                                           ------------

TOTAL CONVERTIBLE PREFERRED STOCKS: 3.1%
(Cost: $ 195,496)                                                                                               183,975
                                                                                                           ------------

CONVERTIBLE NOTES:

AEROSPACE/DEFENSE: 3.4%
                                             90,000 Alliant Techsystems, Inc. 3.00% 8/15/24 (144A)              103,500
                                            100,000 Armor Holdings, Inc. 2.00%  11/01/24                         96,000
                                                                                                           ------------
                                                                                                                199,500
                                                                                                           ------------

AIRLINES: 1.7%
                                            100,000 Pinnacle Airlines Corp. 3.25%  2/15/25                       98,750
                                                                                                           ------------

BIOTECHNOLOGY: 1.5%
                                            100,000 Invitrogen Corp. 1.50%  2/15/24                              90,000
                                                                                                           ------------

COMMERCIAL SERVICES: 2.7%
                                            150,000 BearingPoint, Inc. 2.50%  12/15/24                          160,125
                                                                                                           ------------

DIVERSIFIED: 1.3%
                                             80,000 Leucadia National Corp. 3.75%  4/15/14 (144A)                79,400
                                                                                                           ------------

INSURANCE: 3.6%
                                            100,000 American Equity Investment Life Holding Co.
                                                        5.25%  12/06/24 (144A)                                  118,500
                                             80,000 ProAssurance Corp. 3.90% 6/30/23 (144A)                      94,100
                                                                                                           ------------
                                                                                                                212,600
                                                                                                           ------------

OIL & GAS: 1.8%
                                             90,000 Pride International, Inc. 3.25% 5/01/33 (144A)              106,313
                                                                                                           ------------
OIL & GAS SERVICES: 3.6%
                                             90,000 Halliburton Co. 3.125%  7/15/23 (144A)                      116,550
                                             90,000 Schulmberger Ltd. 2.125%  6/01/23 (144A)                     97,088
                                                                                                           ------------
                                                                                                                213,638
                                                                                                           ------------

PACKAGING & CONTAINERS: 1.5%
                                             90,000 Sealed Air Corp. 3.00% 6/30/33 (144A)                        90,675
                                                                                                           ------------

RETAIL: 1.7%
                                            100,000 Best Buy Co., Inc.  2.25%  1/15/22                          102,625
                                                                                                           ------------

SAVINGS & LOANS: 1.4%
                                             90,000 BankUnited Financial Corp.  3.125% 3/01/34 (144A)            83,813
                                                                                                           ------------


                                        SHARES/
                                       PRINCIPAL
SECTOR                                   AMOUNT           SECURITIES                                             VALUE
-----------------------------------------------------------------------------------------------------------------------

SOFTWARE: 1.3%
                                        150,000 Open Solutions, Inc. 1.467%  2/02/35                             77,063
                                                                                                           ------------

TELECOMMUNICATIONS: 1.6%
                                        100,000 ADC Telecommunications, Inc.
                                                3.065%  6/15/13 (144A)                                           92,125
                                                                                                           ------------

TRANSPORTATION: 1.6%
                                        100,000 OMI Corp.  2.875%  12/01/24 (144A)                               95,625
                                                                                                           ------------

TOTAL CONVERTIBLE NOTES: 28.7%
(Cost: $ 1,690,713)                                                                                           1,702,252
                                                                                                           ------------

SHORT-TERM OBLIGATIONS: 12.0%
                                                                                     Date of    Interest
                                                                                     Maturity     Rate
                                        -----------------------------------------------------------------
                                        717,000 Repurchase Agreement Purchased
                                                on 3/31/05; maturity value $717,045
                                                (with State Street Bank & Trust Co.,
                                                collateralized by $740,000 Federal
                                                Home Loan Bank 3.625% due 1/15/08
                                                with a value of $735,853)
                                                (Cost: $717,000)                     4/1/2005     2.25%         717,000
                                                                                                           ------------

TOTAL INVESTMENTS: 96.7%
(Cost: $ 5,464,228)                                                                                           5,737,577

OTHER ASSETS LESS LIABILITIES: 3.3%                                                                             196,494
                                                                                                           ------------
NET ASSETS 100%                                                                                              $5,934,071
                                                                                                           ============

SECURITIES SOLD SHORT:
COMMON STOCKS:
AEROSPACE/DEFENSE: (3.1)%
                                           (800) Alliant Techsystems, Inc. +                                    (57,160)
                                         (1,200) Armor Holdings, Inc. +                                         (44,508)
                                           (156) The Boeing Co.                                                  (9,120)
                                           (711) United Technologies Corp.                                      (72,280)
                                                                                                           ------------
                                                                                                               (183,068)
                                                                                                           ------------

AGRICULTURE: (1.9)%
                                           (172) Altria Group, Inc.                                             (11,247)
                                         (1,525) Monsanto Co.                                                   (98,363)
                                            (21) Reynolds American, Inc.                                         (1,692)
                                                                                                           ------------
                                                                                                               (111,302)
                                                                                                           ------------

AIRLINES: (0.6)%
                                         (3,500) Pinnancle Airlines Corp. +                                     (37,170)
                                                                                                           ------------

APPAREL: (0.7)%
                                           (780) Coach, Inc. +                                                  (44,171)
                                                                                                           ------------

AUTO MANUFACTURERS: (0.4)%
                                           (841) General Motors Corp.                                           (24,717)
                                                                                                           ------------

AUTO PARTS & EQUIPMENT: (0.3)%
                                           (108) Cooper Tire & Rubber Co.                                        (1,983)
                                         (2,646) Visteon Corp.                                                  (15,109)
                                                                                                           ------------
                                                                                                                (17,092)
                                                                                                           ------------

BANKS: (2.1)%
                                           (939) Fifth Third Bancorp                                            (40,358)
                                         (1,392) Northern Trust Corp.                                           (60,468)
                                           (355) Zions Bancorporation                                           (24,502)
                                                                                                           ------------
                                                                                                               (125,328)
                                                                                                           ------------

BEVERAGES: (0.2)%
                                            (42) PepsiCo, Inc.                                                   (2,227)
                                           (251) The Coca-Cola Co.                                              (10,459)
                                                                                                           ------------
                                                                                                                (12,686)
                                                                                                           ------------

BIOTECHNOLOGY: (1.8)%
                                           (631) Biogen Idec, Inc. +                                            (21,776)
                                           (258) Chiron Corp. +                                                  (9,045)
                                           (600) Invitrogen Corp. +                                             (41,520)
                                         (1,376) Medimmune, Inc. +                                              (32,763)
                                                                                                           ------------
                                                                                                               (105,104)
                                                                                                           ------------

BUILDING MATERIALS: (1.8)%
                                           (406) Masco Corp.                                                    (14,076)
                                         (1,658) Vulcan Materials Co.                                           (94,224)
                                                                                                           ------------
                                                                                                               (108,300)
                                                                                                           ------------

CHEMICALS: (2.8)%
                                           (395) Air Products and Chemicals, Inc.                               (25,000)
                                           (281) Ashland, Inc.                                                  (18,959)
                                           (641) E.I. du Pont de Nemours and Co.                                (32,845)
                                         (1,406) Ecolab, Inc.                                                   (46,468)
                                         (1,312) Great Lakes Chemical Corp.                                     (42,141)
                                                                                                           ------------
                                                                                                               (165,413)
                                                                                                           ------------

COMMERCIAL SERVICES: (2.6)%
                                        (10,500) BearingPoint, Inc. +                                           (92,085)
                                           (479) Moody's Corp.                                                  (38,732)
                                           (653) Paychex, Inc.                                                  (21,431)
                                                                                                           ------------
                                                                                                               (152,248)
                                                                                                           ------------

COMPUTERS: (0.5)%
                                           (643) Network Appliance, Inc. +                                      (17,785)
                                         (2,480) Sun Microsystems, Inc. +                                       (10,019)
                                                                                                           ------------
                                                                                                                (27,804)
                                                                                                           ------------


                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES                                             VALUE
-----------------------------------------------------------------------------------------------------------------------

DIVERSIFIED: (0.8)%
                                         (1,300) Leucadia National Corp.                                        (44,655)
                                                                                                           ------------

DIVERSIFIED FINANCIAL SERVICES: (2.2)%
                                           (429) E*Trade Financial Corp. +                                       (5,148)
                                           (343) Fannie Mae                                                     (18,676)
                                         (2,603) Janus Capital Group, Inc.                                      (36,312)
                                         (1,039) SLM Corp.                                                      (51,784)
                                         (1,801) The Charles Schwab Corp.                                       (18,929)
                                                                                                           ------------
                                                                                                               (130,849)
                                                                                                           ------------

ELECTRIC: (3.0)%
                                         (1,129) Ameren Corp.                                                   (55,332)
                                           (163) Computer Associates International, Inc.                         (4,417)
                                           (256) Dominion Resources, Inc.                                       (19,054)
                                           (257) Electronic Arts, Inc. +                                        (13,307)
                                         (1,752) FPL Group, Inc.                                                (70,343)
                                         (1,641) Novell, Inc. +                                                  (9,780)
                                           (329) TECO Energy, Inc.                                               (5,159)
                                                                                                           ------------
                                                                                                               (177,392)
                                                                                                           ------------

ELECTRICAL COMPONENTS & EQUIPMENT: (0.3)%
                                           (211) American Power Conversion Corp.                                 (5,509)
                                            (74) Molex, Inc.                                                     (1,951)
                                         (1,542) Power-One, Inc. +                                               (7,494)
                                                                                                           ------------
                                                                                                                (14,954)
                                                                                                           ------------

ELECTRONICS: (0.1)%
                                           (485) Symbol Technologies, Inc.                                       (7,028)
                                                                                                           ------------

ENTERTAINMENT: (0.4)%
                                           (843) International Game Technology                                  (22,474)
                                                                                                           ------------

FOOD: (2.3)%
                                         (1,699) General Mills, Inc.                                            (83,506)
                                           (764) Wm. Wrigley Jr. Co.                                            (50,095)
                                                                                                           ------------
                                                                                                               (133,601)
                                                                                                           ------------

FOREST PRODUCTS & PAPER: (0.3)%
                                           (233) Temple-Inland, Inc.                                            (16,904)
                                                                                                           ------------

HEALTHCARE - PRODUCTS: (0.4)%
                                            (44) Medtronic, Inc.                                                 (2,242)
                                           (272) Zimmer Holdings, Inc. +                                        (21,164)
                                                                                                           ------------
                                                                                                                (23,406)
                                                                                                           ------------

HEALTHCARE - SERVICES: (0.3)%
                                         (1,446) Tenet Healthcare Corp. +                                       (16,672)
                                                                                                           ------------

HOUSEHOLD PRODUCTS/WARES: (1.7)%
                                         (1,098) Avery Dennison Corp.                                           (67,999)
                                           (485) Kimberly-Clark Corp.                                           (31,879)
                                                                                                           ------------
                                                                                                                (99,878)
                                                                                                           ------------

INSURANCE: (3.9)%
                                           (632) Ambac Financial Group, Inc.                                    (47,242)
                                         (4,250) American Equity Investment Life Holding Co.                    (54,358)
                                           (254) American International Group, Inc.                             (14,074)
                                           (460) Aon Corp.                                                      (10,506)
                                           (534) Cincinnati Financial Corp.                                     (23,288)
                                            (34) Jefferson-Pilot Corp.                                           (1,668)
                                         (1,100) ProAssurance Corp. +                                           (43,450)
                                           (900) Reinsurance Group of America, Inc.                             (38,322)
                                                                                                           ------------
                                                                                                               (232,908)
                                                                                                           ------------

INTERNET: (0.7)%
                                           (745) eBay, Inc. +                                                   (27,759)
                                           (505) Monster Worldwide, Inc. +                                      (14,165)
                                                                                                           ------------
                                                                                                                (41,924)
                                                                                                           ------------

MEDIA: (2.0)%
                                            (28) Knight-Ridder, Inc.                                             (1,883)
                                           (610) New York Times Co. (Class A)                                   (22,314)
                                           (225) Tribune Co.                                                     (8,971)
                                           (327) Univision Communications, Inc. (Class A) +                      (9,055)
                                         (2,139) Viacom, Inc. (Class B)                                         (74,501)
                                                                                                           ------------
                                                                                                               (116,724)
                                                                                                           ------------

MINING: (1.3)%
                                         (1,551) Alcoa, Inc.                                                    (47,135)
                                           (561) Freeport-McMoRan Copper & Gold, Inc.                           (22,221)
                                           (141) Newmont Mining Corp.                                            (5,957)
                                                                                                           ------------
                                                                                                                (75,313)
                                                                                                           ------------

MISCELLANEOUS MANUFACTURERS: (3.0)%
                                           (462) Cooper Industries Ltd. (Class A)                               (33,042)
                                         (2,627) General Electric Co.                                           (94,730)
                                           (178) Honeywell International, Inc.                                   (6,623)
                                         (1,159) Pall Corp.                                                     (31,432)
                                           (215) Textron, Inc.                                                  (16,043)
                                                                                                           ------------
                                                                                                               (181,870)
                                                                                                           ------------

OIL & GAS: (3.9)%
                                         (1,496) Devon Energy Corp.                                             (71,434)
                                           (804) Noble Corp.                                                    (45,193)
                                         (2,500) Pride International, Inc. +                                    (62,100)
                                         (1,159) Rowan Companies, Inc.                                          (34,689)
                                           (402) Transocean, Inc. +                                             (20,687)
                                                                                                           ------------
                                                                                                               (234,103)
                                                                                                           ------------


                                           SHARES/
                                          PRINCIPAL
SECTOR                                      AMOUNT        SECURITIES                                             VALUE
-----------------------------------------------------------------------------------------------------------------------

OIL & GAS SERVICES: (2.5)%
                                         (1,400) Halliburton Co.                                                (60,550)
                                         (1,238) Schlumberger Ltd.                                              (87,254)
                                                                                                           ------------
                                                                                                               (147,804)
                                                                                                           ------------

PACKAGING & CONTAINERS: (1.2)%
                                         (1,391) Sealed Air Corp. +                                             (72,249)
                                                                                                           ------------

PHARMACEUTICALS: (2.1)%
                                           (112) Bristol-Myers Squibb Co.                                        (2,852)
                                         (1,567) Caremark Rx, Inc. +                                            (62,335)
                                            (46) Eli Lilly & Co.                                                 (2,397)
                                         (2,358) Schering-Plough Corp.                                          (42,798)
                                           (491) Watson Pharmaceuticals, Inc. +                                 (15,088)
                                                                                                           ------------
                                                                                                               (125,470)
                                                                                                           ------------

PIPELINES: (1.5)%
                                         (1,211) Kinder Morgan, Inc.                                            (91,673)
                                                                                                           ------------

REITS: (2.1)%
                                         (2,004) Archstone-Smith Trust                                          (68,356)
                                         (1,273) Equity Residential                                             (41,003)
                                           (385) ProLogis                                                       (14,284)
                                                                                                           ------------
                                                                                                               (123,643)
                                                                                                           ------------

RETAIL: (4.2)%
                                           (500) Best Buy Co., Inc.                                             (27,005)
                                         (1,146) Starbucks Corp. +                                              (59,202)
                                           (150) The Gap, Inc.                                                   (3,276)
                                           (886) Tiffany & Co.                                                  (30,585)
                                         (1,726) Toys "R" Us, Inc. +                                            (44,462)
                                           (449) Walgreen Co.                                                   (19,945)
                                         (1,757) Wendy's International, Inc.                                    (68,593)
                                                                                                           ------------
                                                                                                               (253,068)
                                                                                                           ------------

SAVINGS & LOANS: (1.0)%
                                         (1,300) BankUnited Financial Corp.                                     (34,918)
                                         (1,000) Sovereign Bancorp, Inc.                                        (22,160)
                                                                                                           ------------
                                                                                                                (57,078)
                                                                                                           ------------

SEMICONDUCTORS: (1.7)%
                                           (951) Applied Micro Circuts Corp. +                                   (3,129)
                                           (610) Broadcom Corp. (Class A) +                                     (18,251)
                                           (527) KLA-Tencor Corp.                                               (24,247)
                                           (384) Linear Technology Corp.                                        (14,711)
                                            (84) Maxim Integrated Products, Inc.                                 (3,433)
                                           (856) PMC-Sierra, Inc. +                                              (7,533)
                                         (1,048) Xilinx, Inc.                                                   (30,633)
                                                                                                           ------------
                                                                                                               (101,937)
                                                                                                           ------------

SOFTWARE: (1.0)%
                                           (385) Citrix Systems, Inc. +                                          (9,171)
                                           (527) Mercury Interactive Corp. +                                    (24,969)
                                         (1,000) Open Solutions, Inc. +                                         (19,830)
                                           (551) Siebel Systems, Inc. +                                          (5,031)
                                                                                                           ------------
                                                                                                                (59,001)
                                                                                                           ------------

TELECOMMUNICATIONS: (1.3)%
                                        (16,980) ADC Telecommunications, Inc. +                                 (33,790)
                                         (2,470) Ciena Corp. +                                                   (4,248)
                                         (1,066) Comverse Technology, Inc. +                                    (26,885)
                                           (904) Corning, Inc. +                                                (10,062)
                                         (1,277) JDS Uniphase Corp. +                                            (2,133)
                                                                                                           ------------
                                                                                                                (77,118)
                                                                                                           ------------

TEXTILES: (0.5)%
                                           (783) Cintas Corp.                                                   (32,346)
                                                                                                           ------------

TRANSPORTATION: (1.9)%
                                            (48) FedEx Corp.                                                     (4,510)
                                         (2,100) OMI Corp.                                                      (40,215)
                                            (98) Union Pacific Corp.                                             (6,831)
                                           (848) United Parcel Service, Inc.                                    (61,684)
                                                                                                           ------------
                                                                                                               (113,240)
                                                                                                           ------------


TOTAL SECURITIES SOLD SHORT: (66.4)%
(Proceeds: $ 3,647,447)                                                                                     ($3,939,685)
                                                                                                           ============

----------------------------------------------
(a) Securities segregated for Securities Sold Short with a market value of $5,092,880.

+  Non-income producing

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Absolute Return Fund


By Bruce J. Smith, Chief Financial Officer,   Worldwide Absolute Return Fund

     /s/ Bruce J. Smith
     --------------------------------------------------

Date May 27, 2005
     ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Absolute Return Fund
   -----------------------------------------------------------------------------

Date May 27, 2005
     ------------


By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund
   ---------------------------------------------------------------------------

Date May 27, 2005
     ------------